Document and Entity Information	0 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 01, 2013
Registrant Name	Intrepid Capital Management Funds Trust
Central Index Key	0001300746
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Jan. 31, 2013
Intrepid Disciplined Value Fund | Intrepid Disciplined Value Fund | Investor Class
Risk/Return:
Trading Symbol	ICMCX